Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash	$ 94,881	$ 1,167
Total Assets	94,881	1,167
Current Liabilities
Accounts payable and accrued liabilities	9,476	6,170
Customer deposits	6,378	0
Due to shareholders	128,531	127,219
Total Liabilities	144,385	133,389
Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized; 8,800,000 and 7,000,000 shares issued and outstanding at March 31, 2026 and 2025, respectively	880	700
Additional paid-in capital	79,983	577
Accumulated deficit	(130,585)	(132,708)
Accumulated other comprehensive income	218	(791)
Total stockholders' equity	(49,504)	(132,222)
Total liabilities & stockholders' equity	$ 94,881	$ 1,167